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[Reed Smith Letterhead]

                                                                  Reed Smith LLP
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W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

October 11, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 5
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176692/811-08306
     (Class L - 4 Year (offered on and after October 7, 2011))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 5 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing changes to certain optional riders.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment
cc:  Michele H. Abate, Esq.
     John B. Towers, Esq.

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